Exploration and evaluation of oil and gas reserves (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Exploratory well costs capitalized for a period of one year	$ 311	$ 211
Exploratory well costs capitalized for a period greater than one year	1,164	1,301
Total capitalized exploratory well costs	1,475	1,512
Number of projects relating to exploratory well costs capitalized for a period greater than one year	$ 18	$ 17